Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of lease liability balances - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of lease liability balances [Line Items]
Total	$ 149,585	$ 158,494
Lease liabilities [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of lease liability balances [Line Items]
Total	$ 149,585	$ 158,494